Organization and description of business (Disposal of Honesty Group Holdings Limited) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended			1 Months Ended	5 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Nov. 30, 2011 Honesty Group [Member]	May 31, 2012 Honesty Group [Member]	Dec. 31, 2011 Honesty Group [Member]	Nov. 15, 2011 Honesty Group [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Cash proceeds from sale of subsidiary				$ 76,000
Remaining obligations assumed by purchasers of subsidiary							8,750
Remaining Commitments Assumed By Purchaser Of Subsidiary							14,000
Cash consideration received from sale of Honesty Group					18,734	1,213
Value of purchase deposits offset against total consideration received from sale of Honesty Group							1,772
Value of payables offset against total consideration received from disposal of subsidiary							10,156
Value of goods received offset against total consideration received from disposal of subsidiary					38,397	8,925
Gain from disposal of Honesty Group		$ 127		$ 127